Cash and bank balances	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents
15.
Cash and bank balances

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	0	0
Balance with banks
- On current accounts	19,474	27,359	361
- Deposits with original maturity of less than 3 months #	1,205	1,020	13
	20,679	28,379	374

Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	26,506	50,741	669
- Remaining maturity of more than twelve months #	2,999	1,318	17
	29,505	52,059	686
Less: amount disclosed under financial assets (others) (refer Note 9) #	(2,999)	(1,318)	(17)
Total	26,506	50,741	669

Fixed deposits of INR 11,307 (March 31, 2021: INR 14,037) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee etc.

# The bank deposits have an original maturity period of 37 days to 5,482 days and carry an interest rate of 2.25% - 8% which is receivable on maturity.